Condensed Consolidated Balance Sheet - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets
Cash and balances at central banks	£ 41,022	£ 43,537
Financial assets at fair value through profit or loss:
Derivative financial instruments	2,051	3,451
Other financial assets at fair value through profit or loss	771	834
Financial assets at amortised cost:
Loans and advances to customers	211,259	212,178
Loans and advances to banks	1,585	2,004
Reverse repurchase agreements – non trading	18,197	19,599
Other financial assets at amortised cost	530	1,163
Financial assets at fair value through other comprehensive income	6,368	8,950
Interests in other entities	183	172
Intangible assets	1,592	1,649
Property, plant and equipment	1,602	1,740
Current tax assets	289	271
Retirement benefit assets	1,084	496
Other assets	2,632	3,020
Assets held for sale	2,645	0
Total assets	291,810	299,064
Financial liabilities at fair value through profit or loss:
Derivative financial instruments	1,304	1,920
Other financial liabilities at fair value through profit or loss	1,023	1,434
Financial liabilities at amortised cost:
Deposits by customers	191,835	193,088
Deposits by banks	20,494	20,973
Repurchase agreements – non trading	14,089	15,848
Debt securities in issue	36,323	43,679
Subordinated liabilities	2,513	2,556
Other liabilities	2,372	2,343
Provisions	445	468
Deferred tax liabilities	381	107
Retirement benefit obligations	152	403
Liabilities held for sale	3,912	0
Total liabilities	274,843	282,819
Equity
Share capital	7,060	7,060
Other equity instruments	2,191	2,241
Retained earnings	6,990	6,030
Other reserves	311	517
Total shareholders’ equity	16,552	15,848
Non-controlling interests	415	397
Total equity	16,967	16,245
Total liabilities and equity	£ 291,810	£ 299,064